Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring, number of positions		1,500
Estimated reduction in workforce due to restructuring, percentage of positions		3.00%
Restructuring charge (recovery)	$ (2)	$ 107
Severance cost		78
Operating lease-related items and consulting costs		29
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	$ (12)	$ (15)	$ 35	$ 35